Leases (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Balance Sheet Information
Balance sheet information related to leases was as follows:

(In millions)	As of September 30, 2025	As of December 31, 2024
Operating lease right-of-use assets, net	$617	$547
Finance lease right-of-use assets, net	401	312
Total lease assets, net	$1,018	$859
Current portion of operating lease liabilities	129	149
Current portion of finance lease liabilities	105	65
Noncurrent portion of operating lease liabilities	501	386
Noncurrent portion of finance lease liabilities	342	312
Total lease liabilities	$1,077	$912

Combined balance sheet information related to leases was as follows:

	As of December 31,
(In millions)	2024	2023
Operating lease right-of-use assets, net	$547	$450
Finance lease right-of-use assets, net	312	254
Total lease assets, net	$859	$704

	As of December 31,
(In millions)	2024	2023
Current portion of operating lease liabilities	$149	$137
Current portion of finance lease liabilities	65	51
Noncurrent portion of operating lease liabilities	386	336
Noncurrent portion of finance lease liabilities	312	228
Total lease liabilities	$912	$752

Maturity Analysis for Lease Liabilities
The maturity analysis for the lease liabilities arising from the Company’s leasing activities as of December 31, 2024 was as follows:

(In millions)	Operating Leases	Finance Leases
2025	$177	$79
2026	109	111
2027	88	83
2028	65	54
2029	47	25
Thereafter	192	78
Total minimum lease payments	$678	$430
Less: lease payments representing interest	(143)	(53)
Present value of future minimum lease payments	535	377
Less: Current portion of lease liabilities	(149)	(65)
Noncurrent portion of lease liabilities	$386	$312

Schedule of Lease Cost
The following table summarizes the components of lease expense recorded in the unaudited condensed consolidated statements of operations:

	For the three months ended September 30,		For the nine months ended September 30,
(In millions)	2025	2024	2025	2024
Operating lease expense	$48	$41	$134	$118
Finance lease expense
Amortization of leased assets	25	22	73	62
Interest on lease liabilities	4	4	13	11
Short term lease cost	15	14	42	44
Variable lease cost	2	1	3	3
Total lease expense	$94	$82	$265	$238

The following table summarizes the components of lease expense recorded in the combined statements of operations:

	For the years ended December 31,
(In millions)	2024	2023	2022
Operating lease expense	$159	$153	$136
Finance lease expense
Amortization of leased assets	86	66	58
Interest on lease liabilities	16	11	7
Short term lease cost	56	59	46
Variable lease cost	3	5	36
Total lease expense	$320	$294	$283

Weighted-Average Remaining Lease Terms and Weighted-Average Discount Rates
Lease terms and discount rates were as follows:

	As of December 31,
	2024	2023
Weighted-average remaining lease terms (years)
Operating leases	8	6
Finance leases	5	5
Weighted-average discount rate (%)
Operating leases	5.00%	4.46%
Finance leases	5.43%	4.74%